Allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2018
Allowance for doubtful accounts
Schedule of allowance for accounts receivable, other receivables and amounts due from related parties

	Years Ended December 31
	2016	2017	2018
	RMB	RMB	RMB
Balance as of January 1	—	—	3,997,417
Provisions for doubtful accounts	—	3,997,417	59,214,311
Write-off	—	—	—
Balance as of December 31	—	3,997,417	63,211,728